Operating lease (Tables)	12 Months Ended
Dec. 31, 2021
Operating lease
Schedule of operating lease
	December 31, 2021	December 31, 2020
Rights of use lease assets	$425,949	415,791

Operating lease liabilities, current	169,393	165,354
Operating lease liabilities, noncurrent	247,041	241,149
Total operating lease liabilities	$416,434	406,503

Schedule of weighted average remaining lease terms
	December 31, 2021	December 31, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2	3.08
Weighted average discount rate	2.2%	4.75%

Schedule of maturities of lease liabilities
2022	$169,393
2023	247,041
Total lease payments	416,434
Less: imputed interest	3,059
Present value of lease liabilities	$413,375